UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03897)

Exact name of registrant as specified in charter:	Putnam U.S. Government Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2016

Date of reporting period:	December 31, 2015

Item 1. Schedule of Investments:

Putnam U.S. Government Income Trust

The fund's portfolio
12/31/15 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (144.6%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (102.9%)

Government National Mortgage Association Adjustable Rate Mortgages 1 7/8s, July 20, 2026			$17,061	$17,452

Government National Mortgage Association Graduated Payment Mortgages 9 1/4s, April 15, 2016			877	885

Government National Mortgage Association Pass-Through Certificates
8 1/2s, December 15, 2019			3,552	3,808
7 1/2s, October 20, 2030			65,708	78,215
5 1/2s, August 15, 2035			404	452
5s, TBA, January 1, 2046			52,000,000	56,322,500
4.687s, June 20, 2045			118,216	129,247
4.667s, May 20, 2045			1,626,442	1,776,071
4.656s, May 20, 2045			6,394,135	6,979,762
4.655s, May 20, 2045			3,959,036	4,325,602
4.654s, June 20, 2045			1,155,709	1,262,654
4.634s, June 20, 2045			2,898,319	3,162,297
4.598s, May 20, 2045			6,606,538	7,194,274
4.554s, May 20, 2045			573,325	623,953
4.542s, August 20, 2065			4,924,076	5,350,953
4.524s, June 20, 2065			265,957	288,421
4.516s, June 20, 2045			248,481	269,326
4.514s, November 20, 2045(FWC)			5,000,000	5,475,000
4.511s, May 20, 2065			5,099,546	5,519,802
4 1/2s, with due dates from June 20, 2034 to October 20, 2045			28,291,563	30,790,060
4 1/2s, TBA, January 1, 2046			149,000,000	160,081,875
4.491s, September 20, 2065			2,341,640	2,539,662
4.489s, October 20, 2065			3,312,989	3,593,599
4.484s, December 20, 2045			1,727,000	1,896,764
4.468s, May 20, 2065			508,117	548,932
4.413s, June 20, 2065			124,260	134,099
4s, with due dates from September 15, 2039 to August 20, 2045			129,368,579	139,266,535
4s, TBA, January 1, 2046			47,000,000	49,911,791
3 1/2s, with due dates from September 15, 2042 to August 20, 2045			242,033,082	253,745,349
3 1/2s, TBA, January 1, 2046			86,000,000	89,655,000
3s, March 20, 2043			1,947,535	1,984,423
3s, TBA, January 1, 2046			215,000,000	217,805,084

				1,050,733,847
U.S. Government Agency Mortgage Obligations (41.7%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4s, August 1, 2044			1,344,163	1,427,700
3 1/2s, with due dates from April 1, 2042 to August 1, 2043			2,351,699	2,432,777
3s, March 1, 2043			3,917,527	3,922,882

Federal National Mortgage Association Pass-Through Certificates
6s, with due dates from February 1, 2036 to May 1, 2041			5,789,756	6,535,586
6s, TBA, January 1, 2046			5,000,000	5,650,781
5 1/2s, February 1, 2035			1,195,347	1,338,788
5 1/2s, TBA, January 1, 2046			44,000,000	49,018,750
4 1/2s, with due dates from August 1, 2042 to December 1, 2044			23,031,359	24,980,312
4 1/2s, April 1, 2041(FWC)			899,866	983,314
4 1/2s, TBA, January 1, 2046			10,000,000	10,800,000
4s, with due dates from October 1, 2042 to November 1, 2045			58,998,635	62,837,459
3 1/2s, with due dates from June 1, 2042 to October 1, 2045			18,744,987	19,430,933
3 1/2s, TBA, January 1, 2046			5,000,000	5,157,422
3s, with due dates from October 1, 2042 to May 1, 2045			33,990,853	34,068,172
3s, TBA, February 1, 2046			26,000,000	25,942,108
3s, TBA, January 1, 2046			96,000,000	95,977,498
2 1/2s, March 1, 2043			77,668,996	75,226,671

				425,731,153

Total U.S. government and agency mortgage obligations (cost $1,475,670,312)				$1,476,465,000

MORTGAGE-BACKED SECURITIES (22.0%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (22.0%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 24.463s, 2037			$294,436	$462,177
IFB Ser. 2976, Class LC, 23.208s, 2035			2,090,696	3,169,704
IFB Ser. 2979, Class AS, 23.062s, 2034			60,896	68,222
IFB Ser. 3072, Class SM, 22.585s, 2035			849,930	1,281,014
IFB Ser. 3072, Class SB, 22.438s, 2035			507,562	764,439
IFB Ser. 3249, Class PS, 21.184s, 2036			309,838	449,110
IFB Ser. 3065, Class DC, 18.869s, 2035			2,970,244	4,346,358
IFB Ser. 2990, Class LB, 16.101s, 2034			2,184,622	2,864,018
IFB Ser. 4136, Class ES, IO, 5.92s, 2042			7,210,085	1,210,790
IFB Ser. 315, Class S1, IO, 5.59s, 2043			6,531,203	1,650,518
Ser. 4122, Class TI, IO, 4 1/2s, 2042			6,931,544	1,282,336
Ser. 4024, Class PI, IO, 4 1/2s, 2041			5,920,645	1,105,556
Ser. 4018, Class DI, IO, 4 1/2s, 2041			4,031,843	646,466
Ser. 4329, Class MI, IO, 4 1/2s, 2026			13,139,798	1,543,269
Ser. 4500, Class GI, IO, 4s, 2045			8,338,350	1,501,904
Ser. 4452, Class QI, IO, 4s, 2044			9,977,974	1,827,216
Ser. 4116, Class MI, IO, 4s, 2042			16,472,770	3,291,259
Ser. 4019, Class JI, IO, 4s, 2041			8,656,974	1,329,711
Ser. 3996, Class IK, IO, 4s, 2039			12,741,563	1,674,594
Ser. 4015, Class GI, IO, 4s, 2027			7,596,631	976,775
Ser. 4165, Class AI, IO, 3 1/2s, 2043			5,395,630	937,275
Ser. 4150, IO, 3 1/2s, 2043			6,849,631	1,494,846
Ser. 4136, Class IQ, IO, 3 1/2s, 2042			9,415,356	1,351,943
Ser. 4199, Class CI, IO, 3 1/2s, 2037			9,122,324	965,142
FRB Ser. 57, Class 2A1, 3.311s, 2043			24,424	23,874
Ser. 4150, Class DI, IO, 3s, 2043			9,954,410	1,320,515
Ser. 4141, Class PI, IO, 3s, 2042			9,596,945	1,116,509
Ser. 4158, Class TI, IO, 3s, 2042			15,553,263	1,942,914
Ser. 4165, Class TI, IO, 3s, 2042			18,879,356	2,222,100
Ser. 4171, Class NI, IO, 3s, 2042			10,891,665	1,195,360
Ser. 4183, Class MI, IO, 3s, 2042			8,059,452	951,015
Ser. 4201, Class JI, IO, 3s, 2041			10,954,499	1,184,475
Ser. 4215, Class EI, IO, 3s, 2032			10,705,874	1,327,346
Ser. 3939, Class EI, IO, 3s, 2026			12,737,178	1,010,444
FRB Ser. 59, Class 2A1, 2.946s, 2043			14,504	14,069
FRB Ser. T-56, Class A, IO, 0.524s, 2043			590,353	9,859
FRB Ser. 8, Class A9, IO, 0.469s, 2028			2,016,288	27,825
FRB Ser. 59, Class 1AX, IO, 0.273s, 2043			4,888,360	58,660
Ser. 48, Class A2, IO, 0.212s, 2033			7,246,019	68,837
Ser. 315, PO, zero %, 2043			10,385,597	8,123,094
Ser. 3369, Class BO, PO, zero %, 2037			8,343	7,139
Ser. 3391, PO, zero %, 2037			31,838	28,801
Ser. 3300, PO, zero %, 2037			103,638	89,896
Ser. 3314, PO, zero %, 2036			27,815	26,949
Ser. 3206, Class EO, PO, zero %, 2036			7,112	6,293
Ser. 3175, Class MO, PO, zero %, 2036			87,752	79,873
Ser. 3210, PO, zero %, 2036			8,082	7,657
Ser. 3326, Class WF, zero %, 2035			30,188	23,514
FRB Ser. T-56, Class 2, IO, zero %, 2043			625,077	—
FRB Ser. 3117, Class AF, zero %, 2036			13,272	10,108
FRB Ser. 3036, Class AS, zero %, 2035			2,444	2,066

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 37.37s, 2036			518,379	976,420
IFB Ser. 05-74, Class NK, 25.392s, 2035			1,781,563	2,886,328
IFB Ser. 06-8, Class HP, 23.021s, 2036			633,794	992,173
IFB Ser. 07-53, Class SP, 22.654s, 2037			736,958	1,147,370
IFB Ser. 08-24, Class SP, 21.737s, 2038			3,133,591	4,395,548
IFB Ser. 05-122, Class SE, 21.624s, 2035			567,484	816,667
IFB Ser. 05-75, Class GS, 18.985s, 2035			324,248	443,053
IFB Ser. 05-106, Class JC, 18.817s, 2035			1,016,850	1,531,834
IFB Ser. 05-83, Class QP, 16.298s, 2034			283,727	367,512
IFB Ser. 11-4, Class CS, 12.057s, 2040			1,840,718	2,223,956
IFB Ser. 12-76, Class DS, IO, 6.128s, 2039			10,166,644	1,327,252
IFB Ser. 13-103, Class SK, IO, 5.498s, 2043			3,780,687	942,457
Ser. 418, Class C24, IO, 4s, 2043			7,091,724	1,522,976
Ser. 12-118, Class PI, IO, 4s, 2042			8,819,120	1,564,486
Ser. 12-62, Class MI, IO, 4s, 2041			7,021,820	1,046,953
Ser. 409, Class C16, IO, 4s, 2040			8,303,891	1,655,796
Ser. 12-104, Class HI, IO, 4s, 2027			13,074,387	1,687,343
FRB Ser. 03-W14, Class 2A, 3.651s, 2043			25,142	25,142
FRB Ser. 03-W11, Class A1, 3.591s, 2033			1,040	1,071
Ser. 15-10, Class AI, IO, 3 1/2s, 2043			13,329,476	1,951,169
Ser. 418, Class C15, IO, 3 1/2s, 2043			14,291,849	2,970,918
Ser. 12-124, Class JI, IO, 3 1/2s, 2042			3,557,583	491,658
Ser. 13-22, Class PI, IO, 3 1/2s, 2042			7,214,802	1,275,707
Ser. 12-114, Class NI, IO, 3 1/2s, 2041			16,279,647	2,490,135
FRB Ser. 03-W3, Class 1A4, 3.444s, 2042			44,363	43,476
FRB Ser. 04-W7, Class A2, 3.392s, 2034			12,426	12,799
Ser. 13-55, Class IK, IO, 3s, 2043			7,926,858	946,070
Ser. 13-6, Class JI, IO, 3s, 2043			12,392,903	1,465,848
Ser. 12-151, Class PI, IO, 3s, 2043			7,749,785	973,373
Ser. 13-8, Class NI, IO, 3s, 2042			9,499,478	1,176,341
Ser. 12-145, Class TI, IO, 3s, 2042			8,706,716	820,173
Ser. 13-35, Class IP, IO, 3s, 2042			5,806,859	601,101
Ser. 13-55, Class PI, IO, 3s, 2042			13,091,248	1,351,671
Ser. 13-53, Class JI, IO, 3s, 2041			9,770,699	1,117,475
Ser. 13-23, Class PI, IO, 3s, 2041			10,084,974	841,591
Ser. 13-30, Class IP, IO, 3s, 2041			12,550,071	1,120,470
Ser. 13-23, Class LI, IO, 3s, 2041			9,505,366	823,925
Ser. 14-28, Class AI, IO, 3s, 2040			9,504,128	1,149,405
FRB Ser. 04-W2, Class 4A, 2.837s, 2044			17,458	18,113
FRB Ser. 07-95, Class A3, 0.672s, 2036			13,676,000	13,128,960
Ser. 98-W5, Class X, IO, 0.486s, 2028			3,715,474	181,315
FRB Ser. 01-50, Class B1, IO, 0.397s, 2041			757,652	9,016
Ser. 01-79, Class BI, IO, 0.304s, 2045			2,021,152	18,797
Ser. 98-W2, Class X, IO, 0.238s, 2028			12,363,912	603,359
Ser. 03-34, Class P1, PO, zero %, 2043			102,620	84,538
Ser. 08-53, Class DO, PO, zero %, 2038			220,596	200,165
Ser. 07-64, Class LO, PO, zero %, 2037			56,523	52,130
Ser. 07-44, Class CO, PO, zero %, 2037			134,824	121,800
Ser. 07-14, Class KO, PO, zero %, 2037			15,554	14,235
Ser. 06-125, Class OX, PO, zero %, 2037			2,838	2,418
Ser. 06-84, Class OT, PO, zero %, 2036			4,720	4,012
Ser. 06-46, Class OC, PO, zero %, 2036			8,100	6,877
Ser. 08-36, Class OV, PO, zero %, 2036			50,245	46,844
FRB Ser. 88-12, Class B, zero %, 2018			1,689	1,651

Government National Mortgage Association
IFB Ser. 11-81, Class SB, IO, 6.361s, 2036			7,204,301	941,890
IFB Ser. 10-20, Class SC, IO, 5.748s, 2040			2,937,398	482,233
Ser. 14-133, Class IP, IO, 5s, 2044			10,076,111	1,952,851
Ser. 13-51, Class QI, IO, 5s, 2043			10,080,287	1,907,795
Ser. 13-3, Class IT, IO, 5s, 2043			4,655,058	912,391
Ser. 13-6, Class OI, IO, 5s, 2043			37,268,877	7,573,409
Ser. 13-16, Class IB, IO, 5s, 2040			3,741,539	200,740
Ser. 10-35, Class UI, IO, 5s, 2040			5,914,775	1,142,735
Ser. 10-9, Class UI, IO, 5s, 2040			17,832,366	3,482,661
Ser. 09-121, Class UI, IO, 5s, 2039			9,636,754	1,857,677
Ser. 12-129, IO, 4 1/2s, 2042			5,634,347	1,298,942
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			5,490,846	750,873
Ser. 10-35, Class AI, IO, 4 1/2s, 2040			13,632,393	2,539,579
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			6,187,944	1,105,167
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			3,250,890	582,560
Ser. 09-121, Class CI, IO, 4 1/2s, 2039			13,908,688	3,174,797
Ser. 11-81, Class PI, IO, 4 1/2s, 2037			5,378,228	184,151
Ser. 10-116, Class IB, IO, 4 1/2s, 2036			103,508	2,215
Ser. 15-94, IO, 4s, 2045			28,459,706	7,113,219
Ser. 15-53, Class MI, IO, 4s, 2045			7,929,538	1,822,208
Ser. 15-40, IO, 4s, 2045			7,601,626	1,820,817
Ser. 14-2, Class IL, IO, 4s, 2044			3,291,546	573,058
Ser. 13-165, Class IL, IO, 4s, 2043			4,510,797	773,151
Ser. 12-56, Class IB, IO, 4s, 2042			12,274,778	2,192,876
Ser. 12-47, Class CI, IO, 4s, 2042			5,753,706	1,036,698
Ser. 14-104, IO, 4s, 2042			11,312,977	2,036,110
Ser. 14-4, Class IK, IO, 4s, 2039			7,482,076	855,276
Ser. 10-114, Class MI, IO, 4s, 2039			8,318,856	852,017
Ser. 14-182, Class BI, IO, 4s, 2039			13,752,296	2,327,163
Ser. 10-116, Class QI, IO, 4s, 2034			1,223,240	21,407
Ser. 15-24, Class CI, IO, 3 1/2s, 2045			4,770,089	1,102,988
Ser. 13-79, Class PI, IO, 3 1/2s, 2043			15,573,795	2,009,798
Ser. 15-168, Class IG, IO, 3 1/2s, 2043			14,517,031	1,997,892
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			7,263,169	895,549
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			6,655,346	841,036
Ser. 12-136, IO, 3 1/2s, 2042			11,205,980	2,409,846
Ser. 14-46, Class JI, IO, 3 1/2s, 2041			5,754,318	792,139
Ser. 13-18, Class GI, IO, 3 1/2s, 2041			10,350,162	1,306,190
Ser. 12-71, Class JI, IO, 3 1/2s, 2041			4,737,708	412,181
Ser. 14-102, Class IG, IO, 3 1/2s, 2041			5,916,756	857,220
Ser. 15-52, Class KI, IO, 3 1/2s, 2040			7,911,916	1,165,979
Ser. 12-48, Class KI, IO, 3 1/2s, 2039			5,948,862	641,942
Ser. 14-147, Class MI, IO, 3 1/2s, 2039			14,773,823	1,109,219
Ser. 15-138, Class AI, IO, 3 1/2s, 2039			2,419,640	318,243
Ser. 15-99, Class TI, IO, 3 1/2s, 2039			11,961,502	1,516,599
Ser. 15-24, Class AI, IO, 3 1/2s, 2037			14,058,408	2,023,708
Ser. 15-24, Class IC, IO, 3 1/2s, 2037			6,561,134	988,763
Ser. 12-48, Class AI, IO, 3 1/2s, 2036			14,997,432	2,171,778
Ser. 14-160, Class IB, IO, 3s, 2040			21,197,237	2,185,435
Ser. 14-141, Class CI, IO, 3s, 2040			6,466,613	702,274
Ser. 14-174, Class AI, IO, 3s, 2029			9,501,138	1,094,531
Ser. 14-44, Class IC, IO, 3s, 2028			13,037,676	1,287,718
Ser. 15-H20, Class CI, IO, 2.252s, 2065			22,409,735	2,703,174
FRB Ser. 15-H16, Class XI, IO, 2.225s, 2065			13,345,871	1,690,922
Ser. 15-H25, Class BI, IO, 2.223s, 2065			14,217,232	1,710,333
Ser. 15-H22, Class AI, IO, 2.15s, 2045			23,373,241	2,753,368
Ser. 15-H24, Class HI, IO, 2.017s, 2065			21,741,927	1,889,374
Ser. 15-H10, Class HI, IO, 2.014s, 2065			24,700,927	2,975,721
Ser. 15-H23, Class TI, IO, 1.889s, 2065			17,431,928	2,227,975
Ser. 15-H23, Class DI, IO, 1.841s, 2065			8,940,834	994,668
FRB Ser. 11-H07, Class FI, IO, 1.232s, 2061			58,927,982	3,075,451
Ser. 10-158, Class OP, PO, zero %, 2040			7,123,250	5,815,849
Ser. 10-151, Class KO, PO, zero %, 2037			1,190,590	1,069,245
Ser. 06-36, Class OD, PO, zero %, 2036			13,435	11,405
Ser. 06-64, PO, zero %, 2034			21,035	20,397

GSMPS Mortgage Loan Trust 144A
FRB Ser. 98-4, IO, 1.147s, 2026			698,897	—
FRB Ser. 98-2, IO, 1.043s, 2027			434,315	—
FRB Ser. 99-2, IO, 0.84s, 2027			990,017	8,712
FRB Ser. 98-3, IO, zero %, 2027			491,957	—

				225,039,994

Total mortgage-backed securities (cost $230,271,088)				$225,039,994

PURCHASED SWAP OPTIONS OUTSTANDING (0.4%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

2.059/3 month USD-LIBOR-BBA/Jan-26	Jan-16/2.059		$165,243,800	$295,786

(2.343)/3 month USD-LIBOR-BBA/Jan-26	Jan-16/2.343		165,243,800	290,829

Barclays Bank PLC

(2.25625)/3 month USD-LIBOR-BBA/Jan-26	Jan-16/2.25625		171,183,400	636,802

2.04375/3 month USD-LIBOR-BBA/Jan-26	Jan-16/2.04375		171,183,400	239,657

Citibank, N.A.

2.1015/3 month USD-LIBOR-BBA/Jan-26	Jan-16/2.1015		171,183,400	462,195

(2.3635)/3 month USD-LIBOR-BBA/Jan-26	Jan-16/2.3635		171,183,400	243,080

(2.087)/3 month USD-LIBOR-BBA/May-18	May-16/2.087		140,456,400	25,282

Credit Suisse International

(2.915)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.915		19,681,500	1,039,577

(3.315)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/3.315		19,681,500	527,267

Goldman Sachs International

(2.82)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/2.82		26,434,175	89,083

(2.18625)/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.18625		140,456,400	16,855

Total purchased swap options outstanding (cost $7,855,543)				$3,866,413

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Mar-16/$99.63		$82,000,000	$670,268

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-16/100.22		40,000,000	311,280

Total purchased options outstanding (cost $1,292,188)				$981,548

SHORT-TERM INVESTMENTS (7.1%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.27%(AFF)		Shares	39,729,095	$39,729,095

U.S. Treasury Bills 0.04%, April 28, 2016(SEG)(SEGCCS)(SEGSF)			$5,167,000	5,162,670

U.S. Treasury Bills 0.11%, April 21, 2016(SEGCCS)(SEGSF)			4,516,000	4,513,191

U.S. Treasury Bills 0.07%, April 14, 2016(SEGSF)			100,000	99,948

U.S. Treasury Bills 0.07%, April 7, 2016(SEG)(SEGSF)			243,000	242,905

U.S. Treasury Bills 0.05%, February 18, 2016(SEGCCS)(SEGSF)			7,123,000	7,122,003

U.S. Treasury Bills 0.14%, February 11, 2016(SEG)(SEGCCS)(SEGSF)			11,352,000	11,350,422

U.S. Treasury Bills 0.03%, February 4, 2016(SEG)(SEGSF)			4,193,000	4,192,635

Total short-term investments (cost $72,418,475)				$72,412,869

TOTAL INVESTMENTS

Total investments (cost $1,787,507,606)(b)				$1,778,765,824

FUTURES CONTRACTS OUTSTANDING at 12/31/15 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 30 yr (Long)	16	$2,460,000	Mar-16	$(43,407)
U.S. Treasury Note 5 yr (Long)	29	3,431,289	Mar-16	(3,112)
U.S. Treasury Note 10 yr (Short)	588	74,032,875	Mar-16	329,580

Total				$283,061

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/15 (premiums $9,898,885) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

2.201/3 month USD-LIBOR-BBA/Jan-26	Jan-16/2.201	$82,621,900	$505,646
(2.201)/3 month USD-LIBOR-BBA/Jan-26	Jan-16/2.201	82,621,900	514,734
Barclays Bank PLC

(2.15)/3 month USD-LIBOR-BBA/Jan-26	Jan-16/2.15	85,591,700	339,799
2.15/3 month USD-LIBOR-BBA/Jan-26	Jan-16/2.15	85,591,700	728,385
Citibank, N.A.

2.587/3 month USD-LIBOR-BBA/May-18	May-16/2.587	140,456,400	1,405
2.387/3 month USD-LIBOR-BBA/May-18	May-16/2.387	140,456,400	5,618
2.2325/3 month USD-LIBOR-BBA/Jan-26	Jan-16/2.2325	85,591,700	410,840
(2.2325)/3 month USD-LIBOR-BBA/Jan-26	Jan-16/2.2325	85,591,700	667,615
Credit Suisse International

2.515/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.515	19,681,500	1,867,894
Goldman Sachs International

(1.885)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/1.885	26,434,175	264
2.58625/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.58625	280,912,800	2,809
JPMorgan Chase Bank N.A.

(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	11,494,000	1,257,271

Total			$6,302,280

WRITTEN OPTIONS OUTSTANDING at 12/31/15 (premiums $1,289,063) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Mar-16/$98.84	$82,000,000	$360,062
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Mar-16/98.05	82,000,000	191,962
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-16/98.53	80,000,000	142,480
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-16/97.69	40,000,000	19,520

Total			$714,024

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/15 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

JPMorgan Chase Bank N.A.

2.117/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.117	$19,313,450	$(473,237)	$(112,211)
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	38,607,400	(255,272)	(164,468)
2.035/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.035	19,313,450	(490,735)	(175,366)
(3.035)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.035	19,313,450	(513,892)	(295,573)
(3.117)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.117	19,313,450	(540,777)	(354,865)
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	77,214,800	(542,434)	(355,960)
2.655/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.655	84,592,900	560,428	461,031
2.56/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.56	84,592,900	540,777	418,735
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	154,429,600	494,175	289,401
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	77,214,800	236,432	135,898
(1.56)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.56	84,592,900	487,027	120,968
(1.655)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.655	84,592,900	482,180	47,372

Total			$(15,328)	$14,962

TBA SALE COMMITMENTS OUTSTANDING at 12/31/15 (proceeds receivable $175,145,313) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal Home Loan Mortgage Corporation, 4s, January 1, 2046	$1,000,000	1/13/16	$1,056,250
Federal National Mortgage Association, 4 1/2s, January 1, 2046	1,000,000	1/13/16	1,080,000
Federal National Mortgage Association, 4s, January 1, 2046	59,000,000	1/13/16	62,420,159
Federal National Mortgage Association, 3 1/2s, January 1, 2046	14,000,000	1/13/16	14,440,782
Federal National Mortgage Association, 3s, January 1, 2046	96,000,000	1/13/16	95,977,497

Total			$174,974,688

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/15 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$40,499,000		$(210,886)	9/30/25	3 month USD-LIBOR-BBA	2.1575%	$(15,634)
	40,499,000		554,545	9/30/25	2.3975%	3 month USD-LIBOR-BBA	(540,096)
	40,499,000		(356,683)	9/30/25	3 month USD-LIBOR-BBA	2.2775%	288,284
	162,478,400		(952,643)	10/9/25	3 month USD-LIBOR-BBA	2.155%	(425,854)
	81,239,200		949,426	10/9/25	2.3225%	3 month USD-LIBOR-BBA	(572,488)
	81,239,200		(538,795)	10/28/25	3 month USD-LIBOR-BBA	2.055%	(1,117,560)
	40,619,600		517,607	10/28/25	2.235%	3 month USD-LIBOR-BBA	131,405
	162,478,400		(1,171,989)	10/28/25	3 month USD-LIBOR-BBA	2.0775%	(1,991,667)
	81,239,200		1,128,153	10/28/25	2.2625%	3 month USD-LIBOR-BBA	149,390
	81,239,200		(529,127)	10/29/25	3 month USD-LIBOR-BBA	2.12%	(615,434)
	40,619,600		527,519	10/29/25	2.31%	3 month USD-LIBOR-BBA	(142,780)
	121,858,800		(769,319)	10/27/25	3 month USD-LIBOR-BBA	2.07125%	(1,447,678)
	60,929,400		766,906	10/27/25	2.25%	3 month USD-LIBOR-BBA	99,728
	60,929,400		504,910	9/29/25	2.235%	3 month USD-LIBOR-BBA	(229,253)
	27,000,000		(356)	10/20/25	1.9815%	3 month USD-LIBOR-BBA	362,609
	47,002,000		(620)	9/29/25	2.162%	3 month USD-LIBOR-BBA	(249,442)
	24,018,000		(317)	9/30/25	2.07%	3 month USD-LIBOR-BBA	78,366
	16,100,000		(213)	10/5/25	3 month USD-LIBOR-BBA	2.021%	(144,486)
	49,981,000		(660)	10/6/25	1.945%	3 month USD-LIBOR-BBA	801,342
	49,981,000		(660)	10/6/25	1.939%	3 month USD-LIBOR-BBA	829,040
	52,041,000		(687)	10/7/25	3 month USD-LIBOR-BBA	2.00608%	(544,476)
	36,685,100		(484)	10/28/25	2.013%	3 month USD-LIBOR-BBA	403,225
	12,185,900		(161)	10/28/25	2.044%	3 month USD-LIBOR-BBA	99,038
	80,350,500		641,743	12/2/25	2.119%	3 month USD-LIBOR-BBA	922,316
	18,341,000		(242)	11/12/25	2.2225%	3 month USD-LIBOR-BBA	(135,626)
	28,690,500		(379)	12/7/25	2.1765%	3 month USD-LIBOR-BBA	(41,036)
	622,648,000	(E)	(438,154)	3/16/21	1.70%	3 month USD-LIBOR-BBA	2,365,006
	78,857,000	(E)	(74,365)	3/16/26	3 month USD-LIBOR-BBA	2.20%	(282,863)
	69,520,000		(918)	11/3/25	3 month USD-LIBOR-BBA	2.067%	(445,386)
	34,760,000		(459)	11/3/25	2.0655%	3 month USD-LIBOR-BBA	226,587
	57,381,000		429,600	12/7/25	3 month USD-LIBOR-BBA	2.14%	317,752
	76,508,000		599,578	12/9/25	3 month USD-LIBOR-BBA	2.245%	20,703
	6,496,000		(86)	11/18/25	3 month USD-LIBOR-BBA	2.128%	(11,195)
	24,456,800		(323)	11/24/25	2.09%	3 month USD-LIBOR-BBA	137,058
	28,122,700		(371)	12/1/25	3 month USD-LIBOR-BBA	2.115%	(107,102)
	28,690,500		(379)	12/7/25	2.169%	3 month USD-LIBOR-BBA	(21,183)
	24,664,000		(326)	12/9/25	3 month USD-LIBOR-BBA	2.14%	(52,489)
	24,664,000		(326)	12/9/25	3 month USD-LIBOR-BBA	2.11%	(120,693)
	12,921,000	(E)	(98,210)	3/16/46	3 month USD-LIBOR-BBA	2.65%	(62,522)
	1,097,051,000	(E)	1,141,645	3/16/18	1.20%	3 month USD-LIBOR-BBA	3,105,368
	16,304,500		(215)	12/23/25	3 month USD-LIBOR-BBA	2.1275%	(71,621)
	48,210,300		(636)	12/30/25	3 month USD-LIBOR-BBA	2.195%	70,400
	61,590,700		(231)	1/4/18	3 month USD-LIBOR-BBA	1.1875%	11,594
	25,228,700		(237)	1/4/21	1.7735%	3 month USD-LIBOR-BBA	(62,426)
	60,711,800		(228)	1/4/18	3 month USD-LIBOR-BBA	1.18997%	14,404
	61,590,700		(231)	1/4/18	3 month USD-LIBOR-BBA	1.1845%	7,899
	25,228,700		(237)	1/4/21	1.776%	3 month USD-LIBOR-BBA	(65,479)
	25,228,700		(237)	1/4/21	1.779%	3 month USD-LIBOR-BBA	(69,137)
	122,302,500		(459)	1/4/18	3 month USD-LIBOR-BBA	1.1895%	27,793
	61,590,700		(231)	1/4/18	3 month USD-LIBOR-BBA	1.1825%	5,497
	25,228,700		(237)	1/4/21	1.76%	3 month USD-LIBOR-BBA	(45,952)
	5,453,000		(72)	1/4/26	2.2205%	3 month USD-LIBOR-BBA	(18,710)

	Total		$2,610,243	$824,536
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/15 (Unaudited)

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$2,190,795	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$4,542
1,079,552	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,238
Barclays Bank PLC
1,088,035	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	505
1,911,773	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,065
142,782	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	296
1,713,379	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,552
122,647	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	338
3,151,809	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(340)
47,213,805	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(5,091)
1,196,523	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	4,488
5,224,841	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(563)
130,061	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	481
65,351	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(279)
65,351	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(279)
156,958	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(670)
150,893	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	376
26,257	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(112)
2,105,005	—	1/12/34	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(7,668)
37,437,224	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(2,199)
3,158,699	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	1,466
5,844,982	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(21,603)
3,745,329	—	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	15,993
4,323,863	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(8,095)
3,274,124	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	(6,835)
2,217,838	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	8,197
5,330,878	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(13,019)
3,429,361	—	1/12/44	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(371)
1,498,894	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	3,180
12,030,770	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	1,286
7,160,239	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(410)
63,500,010	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(3,665)
67,337,479	(31,564)	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(235,346)
Citibank, N.A.
63,608	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(272)
Credit Suisse International
626,536	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(36)
2,978,506	—	1/12/36	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	11,469
2,105,005	—	1/12/34	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	7,668
65,351	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(279)
2,145,167	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,439
2,145,167	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(569)
286,623	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(17)
4,775,768	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(11,664)
3,429,361	—	1/12/44	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	8,182
2,105,603	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,365
43,873	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	93
14,251,098	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	38,445
1,150,582	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,104
1,121,639	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	4,835
Deutsche Bank AG
94,612	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	255
150,893	—	1/12/40	(4.50%)1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(376)
85,512	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	236
334,180	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	102
2,978,506	—	1/12/36	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(11,469)
Goldman Sachs International
3,554,259	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	13,137
2,741,874	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	10,134
8,130,462	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	30,495
3,077,228	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	11,374
4,744,251	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	7,607
4,744,251	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	7,607
4,683,220	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(16,564)
1,759,345	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,223)
3,124,276	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(13,341)
47,476	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(203)
1,590,576	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,294
3,090,452	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	11,591
2,648,165	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	9,788
1,944,420	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,031
3,578,694	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	13,227
6,415,842	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(22,693)
237,853	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(841)
634,296	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,243)
564,480	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,997)
788,371	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2,914
419,714	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic MBX Index 4.00% 30 year Ginnie Mae II pools	(215)
3,621,125	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	13,384
5,453,444	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	8,744
3,494,048	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	5,602
5,947,818	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	22,309
2,293,706	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,755
4,662,991	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(11,388)
1,141,890	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,080
1,157,075	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(2,455)
JPMorgan Chase Bank N.A.
696,529	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,444
4,663,304	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(11,389)

Total	$(31,564)	$(103,066)

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2015 through December 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,021,349,585.
(b)	The aggregate identified cost on a tax basis is $1,789,538,854, resulting in gross unrealized appreciation and depreciation of $17,557,145 and $28,330,175, respectively, or net unrealized depreciation of $10,773,030.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$35,805,553	$129,591,574	$125,668,032	$16,550	$39,729,095
* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
At the close of the reporting period, the fund maintained liquid assets totaling $820,243,687 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to hedge treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and to gain exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $413,887 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $2,433,658 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,637,519 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Mortgage-backed securities	$—	$208,094,459	$16,945,535
Purchased options outstanding	—	981,548	—
Purchased swap options outstanding	—	3,866,413	—
U.S. government and agency mortgage obligations	—	1,472,871,401	3,593,599
Short-term investments	39,729,095	32,683,774	—

Totals by level	$39,729,095	$1,718,497,595	$20,539,134

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$283,061	$—	$—
Written options outstanding	—	(714,024)	—
Written swap options outstanding	—	(6,302,280)	—
Forward premium swap option contracts	—	14,962	—
TBA sale commitments	—	(174,974,688)	—
Interest rate swap contracts	—	(1,785,707)	—
Total return swap contracts	—	(71,502)	—

Totals by level	$283,061	$(183,833,239)	$—

During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

The following is a reconciliation of Level 3 assets as of the close of the reporting period:
Investments in securities:	Balance as of 9/30/2015	Accrued discounts/ premiums	Realized gain/(loss)	Change in net unrealized appreciation/ (depreciation)#	Cost of purchases	Proceeds from sales	Total transfers into Level 3†	Total transfers out of Level 3†	Balance as of 12/31/2015

Mortgage-backed securities	$12,211,524	$(613,568)	$—	$588,980	$4,758,599	$—	$—	$—	$16,945,535
U.S. government and agency mortgage obligations	$—	—	—	(70,576)	3,664,175	—	—	—	$3,593,599

Totals	$12,211,524	$(613,568)	$—	$518,404	$8,422,774	$—	$—	$—	$20,539,134

† Transfers during the reporting period are accounted for using the end of period market value and did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
# Includes $518,404 related to Level 3 securities still held at period end. Total change in unrealized appreciation/(depreciation) for securities (including Level 1 and Level 2) can be found in the Statement of operations.

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Interest rate contracts	$16,499,099	$20,226,628

Total	$16,499,099	$20,226,628

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$151,500,000
Purchased swap option contracts (contract amount)		$1,937,400,000
Written TBA commitment option contracts (contract amount)		$333,000,000
Written swap option contracts (contract amount)		$2,183,300,000
Futures contracts (number of contracts)		800
Centrally cleared interest rate swap contracts (notional)		$3,721,000,000
OTC total return swap contracts (notional)		$434,100,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$4,545,812	$—	$—	$—	$—	$—	$—	$4,545,812
	OTC Total return swap contracts*#	6,780	43,223	—	—	81,600	593	184,073	1,444	—	317,713
	Futures contracts§	—	—	—	—	—	—	—	—	—	—
	Forward premium swap option contracts#	—	—	—	—	—	—	—	1,473,405	—	1,473,405
	Purchased swap options#	586,615	876,459	—	730,557	1,566,844	—	105,938	—	—	3,866,413
	Purchased options#	—	—	—	—	—	—	—	981,548	—	981,548

	Total Assets	$593,395	$919,682	$4,545,812	$730,557	$1,648,444	$593	$290,011	$2,456,397	$—	$11,184,891

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	5,328,434	—	—	—		—	—	5,328,434
	OTC Total return swap contracts*#	—	274,981	—	272	12,565	11,845	78,163	11,389	—	389,215
	Futures contracts§	—	—	—	—	—	—	—	—	162,485	162,485
	Forward premium swap option contracts#	—	—	—	—	—	—	—	1,458,443	—	1,458,443
	Written swap options#	1,020,380	1,068,184	—	1,085,478	1,867,894	—	3,073	1,257,271	—	6,302,280
	Written options#	—	—	—	—	—	—	—	714,024	—	714,024

	Total Liabilities	$1,020,380	$1,343,165	$5,328,434	$1,085,750	$1,880,459	$11,845	$81,236	$3,441,127	$162,485	$14,354,881

	Total Financial and Derivative Net Assets	$(426,985)	$(423,483)	$(782,622)	$(355,193)	$(232,015)	$(11,252)	$208,775	$(984,730)	$(162,485)	$(3,169,990)
	Total collateral received (pledged)##†	$(301,849)	$(423,483)	$—	$(259,860)	$(199,960)	$—	$208,775	$(984,730)	$—
	Net amount	$(125,136)	$—	$(782,622)	$(95,333)	$(32,055)	$(11,252)	$—	$—	$(162,485)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam U.S. Government Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 26, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 26, 2016